Income taxes: - NOLs and alternative minimum tax credits (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Income taxes
NOLs	$ 14,878
2019
Income taxes
NOLs	10,516
2020
Income taxes
NOLs	$ 4,362